Accrued liabilities and other current liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Logistics expenses payables	¥ 14,625		¥ 16,594
Accrued advertising expenses	150		228
Advances from customers	3,773		3,534
Payable for investment (Note (11))	2,563		0
Refund obligation of sales returns	1,411		1,543
Professional service fee accruals	579		3,449
Others	4,223		4,707
Total	¥ 27,324	$ 4,310	¥ 30,055